Long Term Assets	12 Months Ended
Dec. 31, 2017
Long Term Assets [Abstract]
LONG TERM ASSETS
NOTE 6:-	LONG TERM ASSETS

	December 31
	2017	2016

Prepaid expenses related to SEDA (see Note 15a2)	$140	$-
Other	80	43

	$220	$43